Goodwill And Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Pre-tax cash flow projections, number of years	5 years
Research and development expense	$ 116	$ 118	$ 108
Software Technology Assets
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	8 years
Accelerated amortization expense		$ 3